Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Subsequent Events

On August 22, 2014 (the “Closing Date”), the Company closed a financing transaction by entering into a Securities Purchase Agreement dated August 22, 2014 (the “Securities Purchase Agreement”) with certain funds and investors signatory to such Securities Purchase Agreement (the “Purchasers”) for an aggregate subscription amount of $1,000,000 (the “Purchase Price”). Pursuant to the Securities Purchase Agreement, the Company issued the following to the Purchasers: (i) 10% Convertible Promissory Notes with an aggregate principal amount of $1,150,000 (the “Notes”), and (ii) warrants to purchase an aggregate of 6,666,667 shares of the Company’s common stock, par value $0.01 per share, for an exercise price of $0.12 per share for a period of five (5) years from the effective date of the registration statement (the “Warrants”).

The terms of the Notes and the Warrants are as follows:

10% Convertible Promissory Notes

The total principal amount of the Notes is issued with a 115% premium to the subscription amount. The Notes accrue interest at a rate equal to 10% per annum and have a maturity date of February 22, 2016. The Notes are convertible any time after the issuance date of the Notes. The Purchasers have the right to convert the Notes into shares of the Company’s Common Stock at a conversion price equal to $0.10 per share, subject to standard adjustments for stock dividends, stock splits, subsequent equity sales, subsequent rights offerings and pro rata distributions. In the event of such subsequent equity sales, while the Note is outstanding and granting Common Stock to be acquired at a price lower than conversion price of $0.10 per share, then the conversion price of the Note shall be reduced to the lower conversion price. The Notes can be redeemed under certain conditions and the Company can force the conversion of the Notes in the event certain equity conditions are met.

In the event of default, the Purchasers have the right to require the Company to repay in cash all or a portion of the Notes at a price equal to 125% of the aggregate principal amount of the Notes plus all accrued but unpaid interest.

Warrants

The Warrants are exercisable in whole or in part, at an initial exercise price per share of $0.12, subject to adjustment. The exercise price and number of shares of the Company’s common stock issuable under the Warrants (the “Warrant Shares”) are subject to adjustments for stock dividends, splits, combinations, subsequent rights offerings, pro rata distributions and any issuance of securities below the exercise price of the Warrants. In the event of such subsequent offering, while the Warrants are outstanding and granting Common Stock to be acquired at a price lower than exercise price of $0.12 per share, then the exercise price of the Warrants shall be reduced to the lower exercise price. Any adjustment to the exercise price shall similarly cause the number of Warrant Shares to be adjusted so that the total value of the Warrants may increase, provided, that in no event shall the number of Warrant Shares exceed 200% of the original number of Warrant Shares originally issued.

Registration Rights Agreement

In connection with the sale of Notes and Warrants pursuant to the Securities Purchase Agreement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company agreed to register all of the shares of common stock underlying the Notes and the shares of common stock underlying the Warrants (the “Registrable Securities”) on a Form S-1 registration statement (the “Registration Statement”) to be filed with the SEC within 30 calendar days following the Closing Date (the “Filing Deadline”) and to use its best efforts to cause the Registration Statement to be declared effective under the Securities Act within 100 calendar days following the Closing Date (the “Effectiveness Deadline”). If the Company does not meet the Filing Deadline or the Effectiveness Deadline, the Company will have to pay the Purchasers a penalty equal to 1.5% of the aggregate subscription amount, up to a maximum penalty of 24%.

The foregoing description of the terms of the Securities Purchase Agreement, the Notes, the Warrants, and the Registration Rights Agreement do not purport to be complete and are qualified in their entirety by reference to the provisions of such agreements forms of which are filed as exhibits 10.1, 4.1, 4.2, and 10.2 to a current report on Form 8-K filed with the SEC on August 28, 2014.

Subsequent to December 31, 2013 we sold a total of 31,645,558 to accredited investors which yielded aggregate proceeds of $812,777.

On February 6, 2014, in exchange for the cancellation of $550,000 of notes payable from related parties, we issued a cumulative total of 12,500,000 restricted shares. The fair value of the shares was calculated based on the respective date of issuance. The terms of these loans did not require the payment of interest, and did not require repayment of the principal by a certain date. No principal or interest relating to the cancelled loan was paid by FPS.

Effective February 2014, based upon a legal opinion received during the first quarter of 2014, we will no longer present the nearly $3 million deferred revenue liability on our balance sheet as the statute of limitations period for our performance obligation has passed.

During the first quarter of 2014, the Company and the Board authorized the issuance of 15,526,000 options to employees and Directors of the Company. The primary purpose of these option grants were to replace options that had recently expired and/or that would be expiring during 2014. The options have an exercise price of $0.05, vest solely at the discretion of the Company’s Chief Executive Officer and expire on January 31, 2019.